Summary of Significant Accounting Policies - Additional Information (Q3) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Accounting Policies [Line Items]
Allowance of bad debt	$ 3,000,000.0		$ 3,000,000.0		$ 857,382	$ 913,715
Deferred revenue	7,800,000		7,800,000		5,300,000
Income tax expense (benefit)	(393,000)	$ 0	(242,000)	$ 0	0	(1,321,045)	$ 0
Advertising expense	4,100,000	2,400,000	11,900,000	6,700,000	10,600,000	20,600,000	6,600,000
Political contributions	$ 200,000	$ 300,000	$ 500,000	$ 600,000	773,370	$ 915,250	$ 795,275
Number of reportable segments | segment			1
Tax receivable agreement liabilities as percent of expected benefit	85.00%		85.00%
Tax receivable agreement, percent recorded in additional paid-in capital	15.00%		15.00%
Equity securities without readily determinable fair value	$ 3,000,000.0		$ 3,000,000.0
Operating lease, right-of-use asset	37,673,000		37,673,000		43,300,000
Operating lease liabilities	$ 46,069,000		$ 46,069,000		$ 48,400,000
Class A Common Stock, $0.0001 par value per share
Accounting Policies [Line Items]
Payment to continuing members as percent of amount of tax benefit	85.00%		85.00%
Silver Spike | Legacy WMH Class A Unit holders
Accounting Policies [Line Items]
Percentage of voting interests held (over 50%)	50.00%		50.00%